Compensation of Key Management Personnel	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Compensation of Key Management Personnel
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Key management personnel have been identified as the board of directors and the four executive officers of the Company.
Key management personnel remuneration consisted of the following:

(000s)	2017	2016
Salaries, incentives and short-term benefits	$2,615	$3,237
Share-based compensation	898	1,775
	$3,513	$5,012